OTHER REQUIRED DISCLOSURES (Statement of cash flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of additional information [Abstract]
Inventories		$ 156,517	$ 510,972	$ (186,409)
Receivables and others		(29,539)	6,175	8,652
Trade receivables		(12,110)	161,454	(123,388)
Other liabilities		37,517	(95,131)	17,138
Trade payables		200,410	(10,786)	55,430
Increase (decrease) in working capital	[1]	352,795	572,684	(228,577)
Tax accrued (Note 10)		291,488	196,519	369,435
Taxes paid		(224,927)	(405,324)	(523,801)
Income tax accruals less payments, total		66,561	(208,805)	(154,366)
Interest accrued (Note 9 and 22)		62,760	104,855	131,172
Interest paid		(55,769)	(101,450)	(144,186)
Interest accruals less payments, total		$ 6,991	$ 3,405	$ (13,014)

[1]	The working capital is impacted by non-cash movement of $ (18.0) million as of December 31, 2020 ($(70.0) million and $(74.5) million as of December 31, 2019 and 2018, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.